Condensed Financial Information of the Parent Company - Schedule of Condensed Statement of Cash Flows (Details) - Parent Company [Member] - USD ($)	6 Months Ended
	Apr. 30, 2026	Apr. 30, 2025
Cash Flows from Operating Activities:
Net income	$ 610,432	$ 165,925
Foreign exchange (gain) loss	(1,479)
Equity method income	(836,717)	(165,925)
Advances from customers	198,528
Due to related parties	29,236
Net cash (used in)/provided by operating activities
Investments in subsidiary
Net cash used in investing activities
Proceeds from issuance of common stock
Net cash provided by/ (used in) financing activities
Net decrease in cash and cash equivalents
Cash and cash equivalents, beginning of year	291
Effect of exchange rate changes on cash and cash equivalents	(2)
Cash and cash equivalents, end of year	$ 289